Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	261,003,927.07	19,536
Yield Supplement Overcollateralization Amount 05/31/19	7,787,668.32	0
Receivables Balance 05/31/19	268,791,595.39	19,536
Principal Payments	11,519,797.65	394
Defaulted Receivables	558,796.55	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	7,265,765.47	0
Pool Balance at 06/30/19	249,447,235.72	19,100

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.41%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,950,713.20	418
Past Due 61-90 days	2,302,136.12	128
Past Due 91-120 days	350,210.47	22
Past Due 121+ days	0.00	0
Total	9,603,059.79	568

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Delinquency Trigger Occurred	NO

Recoveries	407,040.86
Aggregate Net Losses/(Gains) - June 2019	151,755.69
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.55%
Second Prior Net Losses Ratio	0.37%
Third Prior Net Losses Ratio	2.54%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.37%

Overcollateralization Target Amount	11,225,125.61
Actual Overcollateralization	11,225,125.61
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	34.94

Flow of Funds	$ Amount

Collections	12,755,182.53
Investment Earnings on Cash Accounts	45,651.60
Servicing Fee	(223,993.00)
Transfer to Collection Account	0.00
Available Funds	12,576,841.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	253,174.81
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,036,640.24
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,249,528.33

Total Distributions of Available Funds	12,576,841.13

Servicing Fee	223,993.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 06/17/19	249,258,750.35
Principal Paid	11,036,640.24
Note Balance @ 07/15/19	238,222,110.11

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-3
Note Balance @ 06/17/19	147,768,750.35
Principal Paid	11,036,640.24
Note Balance @ 07/15/19	136,732,110.11
Note Factor @ 07/15/19	42.2012686%

Class A-4
Note Balance @ 06/17/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	75,480,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	26,010,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	290,672.56
Total Principal Paid	11,036,640.24
Total Paid	11,327,312.80

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	160,082.81
Principal Paid	11,036,640.24
Total Paid to A-3 Holders	11,196,723.05

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3087367
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7225252
Total Distribution Amount	12.0312619

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4940827
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.0637044
Total A-3 Distribution Amount	34.5577871

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	23,407,920.41
Investment Earnings	44,642.22
Investment Earnings Paid	(44,642.22)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41